Inventories (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details
Work in progress			£ 230
Finished goods	941	817	229
Total inventories	£ 941	£ 817	£ 459